(LOGO JOHN HANCOCK FUNDS)
________________________________________________________________________________
                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603


                               December 21, 1995
                                                     John Hancock Advisers, Inc.



United States Securities and Exchange Commission
OFICS Filer Support
SEC Operations Center
6432 General Green Way
Alexandria, Virginia. 22312-2413

Re:     Rule 24f-2 Notice for
        John Hancock Series Inc.
        Registration Nos. 33-16048, 811-5254
        Account No. 0000819300
        CIK: 819300


Dear Gentlemen:

The purpose of this letter is to notify the Commission within two (2) months of the end of the Registrant's Fiscal Year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above referenced rule is as follows:

Fiscal Year:                         November 1, 1994 to October 31, 1995

        Number of Shares previously
        Registered Other than
        Pursuant to Rule 24f-2
        Remaining Unsold at
        Beginning of Fiscal Year:                          0

        Number of Shares registered
        During Fiscal Year other than
        Pursuant to Rule 24f-2:                            0

        Number of Shares Sold During
        Fiscal Year:                             358,366,411

        Number of Shares previously
        Registered Other than
        Pursuant to Rule 24f-2
        Remaining Unsold at
        End of Fiscal Year:                                0

        Number of Shares Reinvested During
        Fiscal Year:                               4,456,905



______________________________________________________________  JOHN HANCOCK(R)
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -     FINANCIAL SERVICES
John Hancock Investor Services Corporation - John Hancock
Advisers International, Ltd. - NM Capital Management, Inc. -
Sovereign Asset Management Corporation
*Member of National Association of Securities Dealers, Inc.

United States Securities and Exchange Commission
John Hancock Series Inc.
December 21, 1995
Page Two

        Number of Shares Sold During
        Fiscal Year Pursuant to
        Rule 24f-2:                              362,823,316


Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the Securities, the Registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable by the Registrant.

In accordance with subsection (c) of Rule 24f-2, a registration fee for John Hancock Series, Inc. of $165,674 is due to the Securities and Exchange Commission. The fee computation is based upon the following:


        (1) Aggregate Sales Price of Shares
            Sold During the Fiscal Year in Reliance
            Upon the 24f-2 Declaration (Based
            on aggregate sale price for
            all shares sold of $1,320,940,627 less
            aggregate sale price of shares
            registered pursuant to Rule 24e-2
            of None)                                               $1,320,940,627

    (2)     Aggregate Reinvestment Price
            of Shares Reinvested During
            the Fiscal Year                                            24,147,405

    Reduced By

        (1) Aggregate Redemption Price
            of Shares Redeemed During
            the Fiscal Year and,                                     (864,634,500)

        (2) Aggregate Redemption
            Price of Redeemed Shares
            Previously Applied by
            Fund Pursuant to Rule
            24e-2 (a) Filings Made Pursuant
            to Section 24(e)(1) of Investment
            Company Act of 1940                                    $            0
                                                                   --------------
            Net sales applicable for fee                           $  480,453,532
            Computation of fee                                             / 2900
                                                                   --------------
            Fee                                                    $   165,673.63
                                                                   --------------

United States Securities and Exchange Commission
John Hancock Series Inc.
December 21, 1995
Page Three




Any questions regarding this matter should be addressed to William H. King, Associate Treasurer, John Hancock Advisers, Inc., 101 Huntington Avenue, 8th floor, Boston, MA 02199-7603, (617) 375-1668.

                                     Very truly yours,

                                     /s/ William H. King
                                     -----------------------
                                     William H. King
                                     Associate Treasurer

(LOGO JOHN HANCOCK FUNDS)
________________________________________________________________________________
                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603

                                                     John Hancock Advisers, Inc.

                               December 21, 1995





John Hancock Series, Inc.
101 Huntington Avenue
Boston, MA  02199

Re:      Rule 24f-2 Notice for John Hancock Series, Inc.
         (File Nos. 33-16048; 811-5254) (0000819300)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 362,823,316 shares of the John Hancock Series, Inc. (the "Registrant") sold in reliance upon said Rule 24f-2 during the fiscal year ended October 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.



                                 Sincerely,

                                JOHN HANCOCK ADVISERS, INC.



                                /s/ Alfred P. Ouellette
                                --------------------------------
                                Alfred P. Ouellette
                                Assistant Secretary
                                Member of Massachusetts and New Hampshire Bars



_____________________________________________________________  JOHN HANCOCK(R)
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -     FINANCIAL SERVICES
John Hancock Investor Services Corporation - John Hancock
Advisers International, Ltd. - NM Capital Management, Inc. -
Sovereign Asset Management Corporation
*Member of National Association of Securities Dealers, Inc.